Share Capital and Earnings Per Share - Summary of Changes in Issued and Outstanding Shares - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	$ 42,163
Balance, end of year	$ 47,151	$ 42,163
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	1,982	1,975
Repurchased for cancellation	(23)
Issued under dividend reinvestment plan	9
Issued on exercise of stock options and deferred share units	3	7
Balance, end of year	1,971	1,982
Balance, beginning of year	$ 22,989	$ 22,865
Repurchased for cancellation	(269)
Issued under dividend reinvestment plan	182
Issued on exercise of stock options and deferred share units	59	124
Balance, end of year	$ 22,961	$ 22,989